Stockholders' Equity	9 Months Ended
Sep. 30, 2015
STOCKHOLDERS' DEFICIT:
Stockholders' Equity

Note 7 – Stockholders’ Equity

On May 20, 2014, the Company issued 20,000,000 common shares to two directors and officers at a discount of $2,000.

On November 17, 2014 the Company redeemed an aggregate of 19,500,000 of the then 20,000,000 shares of common stock. Also, the Company issued 3,000,000 shares of its common stock to a director and officer.

On April 20, 2015, the Company issued 2,500,000 founder shares to its Chief Executive officer.

On August 13, 2015, the Company issued 300,000 shares of common stock in connection with the acquisition of Waydell. The shares were valued at $150,000 which is the amount paid for the only asset owned by Waydell that was recently purchased on June 25, 2015 — real property located at 32-38 Waydell Street, Newark, New Jersey.

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of September 30, 2015, 6,300,000 shares of common stock and no preferred stock were issued and outstanding.

During the nine months ended September 30, 2015, the Company’s majority stockholder and Chief Executive Officer made capital contributions totaling $80,383.